Operating Segments Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Operating Segments Information
41.	OPERATING SEGMENTS INFORMATION

The Group has the following reportable segments: Packaging, Testing and EMS. The Group packages bare semiconductors into finished semiconductors with enhanced electrical and thermal characteristics; provides testing services, including front-end engineering testing, wafer probing and final testing services; engages in the designing, assembling, manufacturing and sale of electronic components and telecommunications equipment motherboards. Information about other business activities and operating segments that are not reportable are combined and disclosed in “Others.” The Group engages in other activities such as substrate production as well as sale and leasing of real estate properties.

The accounting policies for segments are the same as those described in Note 4. The measurement basis for resources allocation and performance evaluation is based on profit before income tax.

a.	Segment revenues and operation results

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	NT$	NT$	NT$	NT$	NT$	NT$

For the year ended December 31, 2017

Revenue from external customers	$126,225,119	$26,157,277	$133,948,016	$4,110,796	$—	$290,441,208
Inter-group revenue (Note 1)	4,911,026	184,707	47,119,404	8,383,640	(60,598,777)	—
Segment revenue	131,136,145	26,341,984	181,067,420	12,494,436	—	351,039,985
Interest income	43,744	48,532	269,640	214,265	(269,310)	306,871
Interest expense	(1,969,562)	(11,920)	—	(62,714)	269,310	(1,774,886)
Depreciation and amortization	(19,105,457)	(6,476,743)	(2,133,253)	(1,489,731)	—	(29,205,184)
Share of the profit or loss of associates and joint ventures	568,291	(42,509)	—	—	—	525,782
Impairment loss	(218,214)	(72,798)	—	(473,869)	—	(764,881)
Segment profit before income tax	12,065,304	6,904,067	6,883,327	5,167,965	—	31,020,663
Expenditures for segment assets	17,769,612	4,507,097	850,235	550,738	—	23,677,682

December 31, 2017

Investments accounted for using the equity method	48,566,333	187,418	—	—	—	48,753,751

For the year ended December 31, 2018

Revenue from external customers	$178,308,222	$35,903,202	$151,890,384	$4,990,613	$—	$371,092,421
Inter-group revenues (Note 1)	3,531,431	212,310	58,836,465	7,637,053	(70,217,259)	—
Segment revenues	181,839,653	36,115,512	210,726,849	12,627,666	—	441,309,680
Interest income	166,761	55,108	354,343	352,232	(462,233)	466,211
Interest expense	(3,647,601)	(101,338)	—	(249,180)	462,233	(3,535,886)
Depreciation and amortization	(29,491,977)	(9,560,610)	(2,065,590)	(1,570,726)	—	(42,688,903)
Share of the profit or loss of associates and joint ventures	(456,846)	(23,398)	—	—	—	(480,244)
Impairment loss	(654,081)	—	—	—	—	(654,081)
Segment profit before income tax	17,866,431	7,952,484	6,225,984	(107,221)	—	31,937,678
Expenditures for segment assets	22,787,190	12,991,023	2,529,771	784,254	—	39,092,238

December 31, 2018

Investments accounted for using the equity method	9,152,290	160,018	—	—	—	9,312,308
Contract assets	3,488,372	1,000,128	—	—	—	4,488,500

For the year ended December 31, 2019

Revenue from external customers	$198,916,897	$42,658,686	$165,789,479	$5,817,122	$—	$413,182,184
Inter-group revenues (Note 1)	5,370,963	231,399	60,638,567	7,431,399	(73,672,328)	—
Segment revenues	204,287,860	42,890,085	226,428,046	13,248,521	—	486,854,512
Interest income	186,291	90,091	249,487	284,458	(260,646)	549,681
Interest expense	(3,403,475)	(545,609)	(255,404)	(243,013)	260,646	(4,186,855)
Depreciation and amortization	(33,456,831)	(12,379,703)	(2,534,825)	(2,095,482)	—	(50,466,841)
Share of the profit or loss of associates and joint ventures	75,303	39,852	67,120	—	—	182,275
Impairment loss	(601,066)	(141)	—	—	—	(601,207)
Segment profit before income tax	7,572,763	10,321,537	6,082,106	(696,595)	—	23,279,811
Expenditures for segment assets	35,462,305	23,966,051	2,770,129	875,402	—	63,073,887

December 31, 2019

Investments accounted for using the equity method	8,867,316	1,123,490	2,094,401	—	—	12,085,207
Contract assets	4,162,124	1,735,192	—	—	—	5,897,316

					Adjustments
	Packaging	Testing	EMS	Others	and Eliminations	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

For the year ended December 31, 2019

Revenue from external customers	$6,650,515	$1,426,235	$5,542,945	$194,487	$—	$13,814,182
Inter-group revenues (Note 1)	179,571	7,736	2,027,368	248,459	(2,463,134)	—
Segment revenues	6,830,086	1,433,971	7,570,313	442,946	—	16,277,316
Interest income	6,228	3,012	8,341	9,511	(8,714)	18,378
Interest expense	(113,791)	(18,242)	(8,539)	(8,124)	8,714	(139,982)
Depreciation and amortization	(1,118,583)	(413,899)	(84,748)	(70,060)	—	(1,687,290)
Share of the profit or loss of associates and joint ventures	2,518	1,332	2,244	—	—	6,094
Impairment loss	(20,096)	(4)	—	—	—	(20,100)
Segment profit before income tax	253,185	345,086	203,348	(23,291)	—	778,328
Expenditures for segment assets	1,185,634	801,272	92,615	29,268	—	2,108,789

December 31, 2019

Investments accounted for using the equity method	296.467	37,562	70,023	—	—	404,052
Contract assets	139,155	58,014	—	—	—	197,169

Note 1: Inter-group revenues were eliminated upon consolidation.

Note 2: The disaggregated product and service type from the Group's contract with customer is the same as those disclosed in above reportable segment.

b.	Revenue from major products and services

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

Packaging service	$126,225,119	$178,308,222	$198,916,897	$6,650,515
Testing service	26,157,277	35,903,202	42,658,686	1,426,235
Electronic components manufacturing service	133,948,016	151,890,384	165,789,479	5,542,945
Others	4,110,796	4,990,613	5,817,122	194,487

	$290,441,208	$371,092,421	$413,182,184	$13,814,182

c.	Geographical information

The Group’s revenue from external customers by location of headquarter and information about its non-current assets by location of assets are detailed below.

1)	Net revenues from external customers

	For the Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$	US$ (Note 4)

United States	$196,462,345	$230,791,164	$245,521,027	$8,208,660
Taiwan	35,413,647	45,630,792	51,244,470	1,713,289
Asia	30,201,332	56,031,108	75,938,364	2,538,896
Europe	26,445,240	36,844,258	38,613,132	1,290,977
Others	1,918,644	1,795,099	1,865,191	62,360

	$290,441,208	$371,092,421	$413,182,184	$13,814,182

2)	Non-current assets

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Taiwan	$229,944,505	$239,532,971	$8,008,458
China	59,058,239	68,747,648	2,298,484
Others	25,686,256	26,645,450	890,854

	$314,689,000	$334,926,069	$11,197,796

Non-current assets exclude financial instruments, post-employment benefit assets, and deferred tax assets.

d.	Major customers

Except customer A from which the operating revenues generated from packaging and EMS segments were NT$83,873,393, NT$92,117,839 thousand and NT$103,987,781 thousand (US$3,476,689 thousand) for the years ended December 31, 2017, 2018 and 2019, respectively, and customer B from which the operating revenues generated from packaging and testing segments was NT$44,653,072 thousand (US$1,492,914 thousand) for the year ended December 31, 2019, the Group did not have other single customer from which the operating revenues exceeded 10% of operating revenues for the years ended December 31, 2017, 2018 and 2019.